ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Disclosure of Assets Classified as Held for Sale	At 31 December 2024 and 31 December 2023, assets held for sale comprised:

	2024	2023
	£m	£m
Assets
Property, plant and equipment	12	13
0	12	13